TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
TRADE AND OTHER PAYABLES
20.    TRADE AND OTHER PAYABLES

	As of December 31,
	2022	2021
	US$’000	US$’000
Trade payables	29,258	32,428
Other payables	10,633	12,356
	39,891	44,784
Other payables included refund liabilities arising from contracts with customers, which amounted to $8,667 and $9,832 as of December 31, 2022 and 2021, respectively.